Debt (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Long-term Debt
As of December 31, 2019, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2050	1,118,518,559	U.S. $	59,352,968
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	41,154,129		2,183,799
Direct loans	Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%	Various to 2031	62,698,930		3,327,050
Syndicated loans	LIBOR plus 2.35%	Various to 2024	47,107,647		2,499,716
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023	1,862,411		98,827
Revolving credit lines	LI B OR plus 1.85%	2020	12,626,284		670,000
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,143,335		1,493,395
Total financing in U.S. dollars			1,312,111,295	U.S. $	69,625,755

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	293,984,741		€13,897,557
Direct loans	Fixed to 5.11% and EURIBOR plus 2.5%	Various to 2023	11,561,660		546,554

Total financing in Euros			305,546,401		€14,444,111

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,148,292		¥173,865,582

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE (1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%	Various to 2026	133,409,581
Direct loans	Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%	Various to 2029	38,558,166
Syndicated loans	TIIE plus 0.95%	Various to 2025	24,270,589

Revolving credit lines	TIIE plus 1.50% and 1.95%	Various to 2020	21,000,000

Total financing in pesos			217,238,336
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	41,388,521

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	41,553,990

Total principal in pesos (2)			1,947,986,835
Plus: accrued interest			33,146,807
Notes payable to contractors (3)			2,040,446

Total principal and interest			1,983,174,088
Less: short-term maturities			210,530,524
Current portion of notes payable to contractors (3)			1,246,854
Accrued interest			33,146,807

Total short-term debt and current portion of long-term debt			244,924,185

Long-term debt			1,738,249,903

As of December 31, 2018, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2048	Ps.	1,163,861,026	U.S. $	59,130,566
Purchasing loans	LIBOR plus 0.85%	Various to 2019		5,904,870		300,000
Project financing	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2028		52,159,977		2,650,015
Direct loans	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%	Various to 2031		51,365,998		2,609,676
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,164,611		1,989,778
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023		2,704,412		137,399
Financial leases	Fixed from 4.44% to 4.54%	Various to 2025		6,053,280		307,540
Project financing	Fixed from 5.4% to 8.4%	Various to 2036		30,903,650		1,570,076

Total financing in U.S. dollars				1,352,117,824	U.S. $	68,695,050

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		334,044,298		€14,842,851
Financial leases	Fixed to 11.26%	Various to 2022		222		10

Direct loans	Fixed to 5.11%	Various to 2023		11,255,352		500,118
Total financing in Euros				345,299,872		€15,342,979

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		31,171,326		¥173,850,117

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	148,090,688
Direct loans	Fixed at 6.55% and TIIE plus 0.50% to 4.0%	Various to 2029		32,309,858
Syndicated loans	TIIE plus 0.95%	Various to 2025		28,925,329

Total financing in pesos			Ps.	209,325,875
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		59,727,769

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		48,192,756

Total principal in pesos (2)				2,045,835,422
Plus: accrued interest				33,432,631
Notes payable to contractors (3)				3,018,063

Total principal and interest				2,082,286,116
Less: short-term maturities				154,191,754
Short-term portion of financing lease				2,490,963
Current portion of notes payable to contractors (3)				1,680,361
Accrued interest				33,432,631

Total short-term debt and current portion of long-term debt				191,795,709

Long-term debt			Ps.	1,890,490,407

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2019 and 2018, which includes short and long-term debt:

	2019 (i)		2018 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,082,286,116	Ps.	2,037,875,071
Transfers to lease liabilities		(6,053,280)		—
Loans obtained - financing institutions		1,167,834,946		899,769,012
Debt payments		(1,185,042,283)		(841,033,392)
Accrued interest		128,061,187		120,727,022
Interest paid		(127,945,203)		(115,289,389)
Foreign exchange		(75,967,395)		(19,762,208)

At the end of the year	Ps.	1,983,174,088	Ps.	2,082,286,116

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2020		2021	2022	2023	2024	2025 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 201 9 , for each of the years ending December 31.	Ps.	244,924,185	123,198,628	112,871,443	125,320,439	171,955,593	1,204,903,800	Ps.	1,983,174,088

Summary of Notes Payable to Contractors
(3)	The total amounts of notes payable to contractors as of December 31, 2019 and 2018, current and long-term, are as follows:

	2019		2018
Total notes payable to contractors (a) (b)	Ps.	2,040,446	Ps.	3,018,063
Less: current portion of notes payable to contractors		1,246,854		1,680,361

Notes payable to contractors (long-term)	Ps.	793,592	Ps.	1,337,702

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2019 and 2018, PEMEX had an outstanding amount payable of Ps. 755,860 and Ps. 1,153,108, respectively.

(b )
During 2007, PemexExploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2019 and 2018, the outstanding balances owed to the contractor were Ps. 1,284,587 (U.S. $68,165) and Ps. 1,864,955 (U.S. $94,751), respectively. In accordance with the contract, the estimated future payments are as follows:

Summary of Estimated Future Contract Payments

Year	Amount
2020	U.	S.$29,478
2021		25,2667
2022		18,884
Total		71,589

Less accrued interest		3,424
		68,165

Summary of Foreign Currency Translation
(4)	As of December 31, 2019 and 2018, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2019		2018
U.S. dollar	Ps.	18.8452	Ps.	19.6829
Japanese yen		0.1734		0.1793
Pounds sterling		24.9586		25.0878
Euro		21.1537		22.5054
Swiss francs		19.4596		19.9762
Canadian dollar		14.5315		14.4138
Australian dollar		13.2435		13.8617